CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical)	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Fiscal year term	364 days	371 days	364 days